Postretirement Plans - Amendments to Postretirement Plans (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vencore Holding Corp. and KGS Holding Corp.
Defined Benefit Plan Disclosure [Line Items]
Value of investment				$ 427,929,000	$ 408,018,000
Vencore
Defined Benefit Plan Disclosure [Line Items]
Employer match (as a percent)					5.00%	3.00%
Vencore | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Interest accrued	$ 500,000			600,000	$ 200,000
Employer matching contribution per participation per year					100
Service cost				100,000	$ 100,000
Keypoint
Defined Benefit Plan Disclosure [Line Items]
Employer match (as a percent)					3.00%
Qualified Plan | Vencore Holding Corp. and KGS Holding Corp. | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28,000	$ 25,000		102,000	$ 115,000	$ 9,953,000
Value of investment				411,863,000	392,927,000	$ 395,220,000
Qualified Plan | Vencore | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investment liquidated				$ 4,500,000
Value of investment					$ 4,800,000
Scenario, Forecast | Qualified Plan | Vencore | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investment liquidated			$ 400,000